Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,575,753	$ 1,888,934
Less: allowance for credit losses	(1,041,408)	(634,321)	$ (395,796)
Accounts receivable, net	$ 1,534,345	$ 1,254,613